Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Loss before income taxes	$ 28,382	$ 30,594
Recovery based on combined federal and provincial statutory rate of 25.48% (2021 - 25.48%)	(7,232)	(7,795)
Permanent differences	1,082	1,608
Change in deferred tax assets not recognized	6,440	6,287
Effect of tax rates in foreign jurisdictions	(3)	5
Net income tax expense	$ 287	$ 105
Federal and provincial statutory rate (as a percent)	25.48%	25.48%
Non-capital loss carry-forwards	$ 112,075
SR&ED expenditures	15,380
Federal and provincial tax credits	$ 3,259